Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt [Abstract]
Summary schedule of debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2015	December 31, 2014
Secured loan facilities	178,447	-
Less: Deferred financing costs	(942)	-
Total	177,505	-
Less - current portion	(718)	-
Long-term portion	176,787	-

Maturities of long-term debt
The annual principal payments required to be made after December 31, 2015 are as follows:

Year ended December 31,	Amount
2016	950
2017	10,710
2018	18,721
2019	18,721
2020	81,083
Thereafter	48,262
Total	178,447